Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
C000007112
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 27,816	$ 25,254	$ 26,163	$ 23,865	$ 21,027	$ 21,937	$ 20,674	$ 20,020	$ 17,974	$ 18,454	$ 21,950	$ 22,699	$ 21,100	$ 21,268	$ 19,807	$ 17,346	$ 14,259	$ 13,389	$ 10,707	$ 15,731	$ 14,563	$ 14,623	$ 14,367	$ 12,411	$ 15,433	$ 14,670	$ 14,155	$ 14,089	$ 13,346	$ 12,967	$ 12,757	$ 12,382	$ 11,284	$ 10,594	$ 10,545	$ 10,501	$ 10,201	$ 11,074	$ 11,200	$ 10,651	$ 10,000
C000007114
Account Value [Line Items]
Account Value	$ 169,612	166,412	161,683	148,166	135,591	134,921	126,218	117,959	108,225	114,935	133,620	142,929	135,949	139,506	128,317	118,019	100,823	92,994	76,101	96,038	85,009	85,769	84,940	75,452	89,433	81,757	79,706	78,344	73,840	70,076	65,752	60,646	58,668	52,335	53,051	54,811	50,892	55,237	55,654	53,387	50,000
C000007113
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 33,689	33,060	32,127	29,443	26,950	26,821	25,098	23,457	21,525	22,864	26,587	28,441	27,058	27,770	25,548	23,500	20,080	18,525	15,161	19,139	16,943	17,098	16,935	15,048	17,837	16,309	15,902	15,634	14,738	13,989	13,127	12,110	11,718	10,454	10,599	10,953	10,172	11,041	11,128	10,676	10,000
C000007115
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 24,674	23,143	22,980	21,267	18,829	20,053	18,823	17,220	15,663	17,133	20,223	22,259	21,612	22,085	20,680	19,676	16,846	15,415	12,638	16,077	14,636	14,731	14,103	12,489	14,323	13,844	13,800	13,748	12,995	12,323	11,560	10,759	10,753	10,121	10,070	10,095	9,591	10,485	10,498	10,120	10,000
C000033747
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 26,122	23,726	24,594	22,870	19,775	20,479	19,483	18,857	16,886	17,430	20,753	21,663	20,160	20,610	19,232	16,229	12,919	12,338	9,798	14,974	13,678	13,779	13,848	12,259	15,706	14,987	13,905	13,917	13,524	12,917	12,815	12,614	11,347	10,636	10,539	10,456	10,210	11,173	11,310	10,792	10,000
NACC2 Index: MSCI US Small + Mid Cap 2200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Small + Mid Cap 2200 Index
Account Value	$ 26,764	24,424	25,306	23,539	20,802	21,870	20,837	20,263	18,621	19,249	23,092	24,493	23,151	23,509	22,076	19,929	16,094	15,047	11,917	16,671	15,494	15,540	15,041	12,948	15,665	14,963	14,280	14,276	13,514	12,937	12,648	12,083	11,528	10,922	10,574	10,437	10,065	11,093	11,152	10,653	10,000
NACC2 Index: Russell Midcap Growth Index
Account Value [Line Items]
Account Value	$ 145,839	136,885	141,430	129,164	112,761	118,977	111,995	102,619	95,994	96,625	122,422	140,039	136,159	137,202	123,525	124,227	104,376	95,431	73,261	91,622	84,699	85,273	80,903	67,633	80,510	74,841	72,550	71,006	66,481	63,145	60,591	56,683	56,426	53,949	53,119	52,813	50,724	55,129	55,765	52,919	50,000
NACC2 Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	27,377	28,286	25,833	22,552	23,795	22,399	20,524	19,199	19,325	24,484	28,008	27,232	27,440	24,705	24,845	20,875	19,086	14,652	18,324	16,940	17,055	16,181	13,527	16,102	14,968	14,510	14,201	13,296	12,629	12,118	11,337	11,285	10,790	10,624	10,563	10,145	11,026	11,153	10,584	10,000
NACC2 Index: MSCI All Country World Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Account Value	$ 24,526	23,004	22,363	20,669	18,615	19,270	18,149	16,913	15,409	16,537	19,608	20,718	19,422	19,628	18,277	17,478	15,240	14,094	11,822	15,034	13,799	13,803	13,322	11,876	13,611	13,053	12,984	13,110	12,399	11,789	11,305	10,575	10,451	9,924	9,827	9,804	9,334	10,309	10,273	10,041	10,000
NACC2 Index: MSCI US Small Cap 1750 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Small Cap 1750 Index
Account Value	$ 24,870	22,871	23,616	22,513	19,644	20,581	19,579	18,906	17,513	18,062	21,695	23,004	22,174	22,758	21,622	18,999	14,564	13,869	10,986	15,941	14,649	14,885	14,596	12,666	15,740	15,165	14,133	14,229	13,680	12,980	12,750	12,356	11,484	10,692	10,336	10,261	9,949	11,169	11,183	10,695	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,200	31,274	30,292	27,527	24,549	25,384	23,419	21,837	20,375	21,349	25,671	27,136	24,864	24,893	22,988	21,595	18,818	17,252	14,131	17,878	16,397	16,212	15,576	13,658	15,948	14,890	14,335	14,422	13,564	12,971	12,592	11,903	11,430	10,945	10,666	10,569	9,945	10,725	10,712	10,523	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 166,000	156,368	151,462	137,635	122,744	126,920	117,093	109,183	101,873	106,744	128,354	135,680	124,318	124,465	114,939	107,976	94,089	86,261	70,654	89,391	81,983	81,062	77,878	68,290	79,740	74,449	71,673	72,109	67,818	64,856	62,962	59,514	57,150	54,723	53,329	52,846	49,727	53,625	53,561	52,614	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,200	31,274	30,292	27,527	24,549	25,384	23,419	21,837	20,375	21,349	25,671	27,136	24,864	24,893	22,988	21,595	18,818	17,252	14,131	17,878	16,397	16,212	15,576	13,658	15,948	14,890	14,335	14,422	13,564	12,971	12,592	11,903	11,430	10,945	10,666	10,569	9,945	10,725	10,712	10,523	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,200	$ 31,274	$ 30,292	$ 27,527	$ 24,549	$ 25,384	$ 23,419	$ 21,837	$ 20,375	$ 21,349	$ 25,671	$ 27,136	$ 24,864	$ 24,893	$ 22,988	$ 21,595	$ 18,818	$ 17,252	$ 14,131	$ 17,878	$ 16,397	$ 16,212	$ 15,576	$ 13,658	$ 15,948	$ 14,890	$ 14,335	$ 14,422	$ 13,564	$ 12,971	$ 12,592	$ 11,903	$ 11,430	$ 10,945	$ 10,666	$ 10,569	$ 9,945	$ 10,725	$ 10,712	$ 10,523	$ 10,000